Calvert
Small-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.0%
Hexcel Corp.(1)	576,236	$ 29,849,025
		$ 29,849,025
Auto Components — 4.4%
Dana, Inc.	1,779,074	$ 40,598,469
Dorman Products, Inc.(1)	551,309	62,303,430
Visteon Corp.(1)	291,450	32,391,753
		$ 135,293,652
Automobiles — 1.2%
Harley-Davidson, Inc.	993,044	$37,427,828
		$37,427,828
Banks — 11.7%
Commerce Bancshares, Inc.	831,237	$57,139,231
Community Bank System, Inc.	619,721	46,156,820
Glacier Bancorp, Inc.	542,017	30,732,364
Independent Bank Corp.	458,082	37,347,425
Independent Bank Group, Inc.	416,889	30,078,541
Pinnacle Financial Partners, Inc.	463,963	44,308,467
SouthState Corp.	757,584	60,690,054
Stock Yards Bancorp, Inc.	183,052	11,693,362
UMB Financial Corp.	244,991	25,995,995
Wintrust Financial Corp.	164,963	14,981,940
		$359,124,199
Biotechnology — 0.9%
Neurocrine Biosciences, Inc.(1)	314,679	$26,801,210
		$26,801,210
Building Products — 4.9%
AAON, Inc.	333,883	$26,520,327
AZEK Co., Inc. (The)(1)	1,820,248	84,168,267
CSW Industrials, Inc.	312,202	37,732,734
		$148,421,328
Capital Markets — 0.9%
Cohen & Steers, Inc.	307,529	$28,449,508
		$28,449,508
Chemicals — 3.3%
Minerals Technologies, Inc.	817,361	$59,789,957
Quaker Houghton(2)	178,710	41,242,694
		$101,032,651
Security	Shares	Value
Commercial Services & Supplies — 2.4%
Casella Waste Systems, Inc., Class A(1)	217,349	$ 18,565,951
Kimball International, Inc., Class B	812,716	8,314,085
MillerKnoll, Inc.	1,209,431	47,397,601
		$ 74,277,637
Diversified Consumer Services — 2.3%
Terminix Global Holdings, Inc.(1)	1,530,068	$ 69,204,976
		$ 69,204,976
Electronic Equipment, Instruments & Components — 1.1%
National Instruments Corp.	788,247	$34,422,746
		$34,422,746
Equity Real Estate Investment Trusts (REITs) — 7.7%
CubeSmart	892,240	$50,777,378
EastGroup Properties, Inc.	218,046	49,681,781
Essential Properties Realty Trust, Inc.	1,919,360	55,335,149
Rexford Industrial Realty, Inc.	457,519	37,109,366
STORE Capital Corp.	1,257,169	43,246,614
		$236,150,288
Food & Staples Retailing — 3.3%
Chefs' Warehouse, Inc. (The)(1)	508,567	$16,935,281
Performance Food Group Co.(1)	1,814,449	83,265,065
		$100,200,346
Food Products — 1.6%
J&J Snack Foods Corp.	95,086	$15,019,784
Nomad Foods, Ltd.(1)	1,379,510	35,025,759
		$50,045,543
Gas Utilities — 1.7%
ONE Gas, Inc.	681,975	$52,914,440
		$52,914,440
Health Care Equipment & Supplies — 5.1%
Envista Holdings Corp.(1)	1,275,736	$57,484,664
ICU Medical, Inc.(1)	138,757	32,932,586
Integra LifeSciences Holdings Corp.(1)	740,551	49,609,512
Ortho Clinical Diagnostics Holdings PLC(1)	808,069	17,284,596
		$157,311,358
Health Care Providers & Services — 9.4%
Addus HomeCare Corp.(1)	492,771	$46,079,016
Agiliti, Inc.(1)	1,772,551	41,052,281
AMN Healthcare Services, Inc.(1)	129,155	15,799,531

Calvert
Small-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Apria, Inc.(1)	320,160	$ 10,437,216
Chemed Corp.	120,173	63,576,324
LHC Group, Inc.(1)	393,039	53,936,742
R1 RCM, Inc.(1)	2,175,501	55,453,521
		$ 286,334,631
Hotels, Restaurants & Leisure — 2.4%
Choice Hotels International, Inc.	244,231	$ 38,097,594
Wyndham Hotels & Resorts, Inc.	390,871	35,041,585
		$73,139,179
Household Durables — 0.5%
Tempur Sealy International, Inc.	337,587	$15,876,717
		$15,876,717
Insurance — 6.2%
AMERISAFE, Inc.	301,629	$16,236,689
James River Group Holdings, Ltd.	436,092	12,563,811
Kinsale Capital Group, Inc.	90,440	21,514,772
RLI Corp.	373,301	41,847,042
Ryan Specialty Group Holdings, Inc.(1)	1,235,798	49,864,449
Selective Insurance Group, Inc.	584,415	47,886,965
		$189,913,728
Interactive Media & Services — 1.7%
CarGurus, Inc.(1)	1,562,558	$52,564,451
		$52,564,451
IT Services — 1.3%
Euronet Worldwide, Inc.(1)	324,901	$38,718,452
		$38,718,452
Machinery — 5.0%
Allison Transmission Holdings, Inc.	980,046	$35,624,672
Middleby Corp. (The)(1)	245,611	48,326,420
Mueller Water Products, Inc., Class A	2,602,610	37,477,584
Woodward, Inc.	273,795	29,969,601
		$151,398,277
Professional Services — 2.5%
CBIZ, Inc.(1)	1,945,996	$76,127,363
		$76,127,363
Road & Rail — 1.6%
Landstar System, Inc.	278,441	$49,846,508
		$49,846,508
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.5%
Ambarella, Inc.(1)	256,668	$ 52,075,371
Silicon Laboratories, Inc.(1)	115,998	23,944,307
		$ 76,019,678
Software — 6.7%
ACI Worldwide, Inc.(1)	1,249,047	$ 43,341,931
Altair Engineering, Inc., Class A(1)(2)	503,302	38,915,311
Clearwater Analytics Holdings, Inc.(1)	1,117,946	25,690,399
Envestnet, Inc.(1)	589,405	46,763,393
nCino, Inc.(1)	480,072	26,336,750
Olo, Inc., Class A(1)(2)	1,083,724	22,552,296
		$203,600,080
Specialty Retail — 1.8%
National Vision Holdings, Inc.(1)	1,172,245	$56,256,038
		$56,256,038
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings, Ltd.(1)	466,118	$30,255,719
Steven Madden, Ltd.	485,710	22,570,944
		$52,826,663
Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	232,293	$23,856,491
Herc Holdings, Inc.	330,823	51,790,341
		$75,646,832
Total Common Stocks (identified cost $2,404,225,137)		$3,039,195,332

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,467,231
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(5)	25	23,962
Total High Social Impact Investments (identified cost $2,545,000)		$ 2,491,193

Calvert
Small-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(6)	10,430,939	$ 10,430,939
Total Affiliated Fund (identified cost $10,430,939)		$ 10,430,939
Securities Lending Collateral — 0.0%(7)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	194,728	$ 194,728
Total Securities Lending Collateral (identified cost $194,728)		$ 194,728
Total Short-Term Investments (identified cost $10,625,667)		$ 10,625,667
Total Investments — 99.7% (identified cost $2,417,395,804)		$3,052,312,192
Other Assets, Less Liabilities — 0.3%		$ 8,566,577
Net Assets — 100.0%		$3,060,878,769

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $7,877,220 and the total market value of the collateral received by the Fund was $8,245,032, comprised of cash of $194,728 and U.S. government and/or agencies securities of $8,050,304.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,491,193, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(7)	Amount is less than 0.05%.
(8)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	25,000
The Fund did not have any open derivative instruments at December 31, 2021.
At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $12,898,170, which represents 0.4% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 2,476,732	$ —	$ —	$ —	$ (9,501)	$ 2,467,231	$ 9,450	$ 2,520,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	43,689,895	112,666,930	(145,916,724)	(4,794)	(4,368)	10,430,939	5,179	10,430,939
Totals				$(4,794)	$(13,869)	$12,898,170	$14,629

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Calvert
Small-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,039,195,332(1)	$ —	$ —	$3,039,195,332
High Social Impact Investments	—	2,491,193	—	2,491,193
Short-Term Investments:
Affiliated Fund	—	10,430,939	—	10,430,939
Securities Lending Collateral	194,728	—	—	194,728
Total Investments	$3,039,390,060	$12,922,132	$ —	$3,052,312,192

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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